5. DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liabilities
Balance, December 31, 2013	$5,178,906
Fair value of warrants issued in private placements	301,600
Exercise of warrants – reclassification to additional paid-in-capital	(110,049)
Change in fair value of derivative liabilities	(466,499)
Foreign exchange effect on derivative liability	(421,032)
Balance, December 31, 2014	$4,482,926
Fair value of warrants issued in private placements reclassified from equity	191,490
Change in fair value of derivative liabilities	(3,006,205)
Foreign exchange effect on derivative liability	(514,720)
Balance, December 31, 2015	$1,153,491
Fair value of warrants issued in private placements reclassified from equity	169,700
Fair value of warrants issued in private placements recognized as derivative expense	59,064
Change in fair value of derivative liabilities	(643,944)
Foreign exchange effect on derivative liability	41,485
Balance, December 31, 2016	$779,796

Assumptions used for derivatives
	2016	2015	2014
Volatility	254.90%	202.10%	1.01 to 1.79%
Expected life	.2 to 7 years	1 to 8 years	1 to 8 years
Risk-free interest rate	0.74% - 1.4%	.048 % to 1.36%	147.1%
Dividend yield	0.00%	0.00%	0.00%